Loans Receivable (Details) - Schedule of Loans Receivable - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Loans Receivable [Line Items]
Loan Receivable	$ 589,866	$ 593,232
Loan to Cellen Life Sciences Limited [Member]
Schedule of Loans Receivable [Line Items]
Loan Receivable	505,780	509,212
Loan to an arm’s length party [Member]
Schedule of Loans Receivable [Line Items]
Loan Receivable	$ 84,086	$ 84,020